Notes Payable - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2018
Debt Securities [Abstract]
Unpaid principal balance on the premium finance notes	$ 121,000	$ 257,000
Interest rate for policy renewal	5.40%
Notes payable converted to equity			$ 48,700,000